Equity Incentive Plans and Stock Based Compensation - Weighted-Average Fair Value Valuation Assumptions (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Purchase Plan (ESPP)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	0.56%	0.56%	0.56%	0.39%	0.20%
Expected term (in years)	1 year 2 months 27 days	1 year 2 months 27 days	1 year 2 months 27 days	1 year 2 months 27 days	1 year 2 months 27 days
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	161.00%	161.00%	161.00%	50.00%	49.00%
Weighted-average fair value of ESPP purchase rights	$ 0.22	$ 0.22	$ 0.22	$ 1.58	$ 1.60
Employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	0.00%	1.64%	1.60%	1.70%	1.83%
Expected term (in years)	0 years	6 years 7 days	5 years 11 months 19 days	5 years 11 months 27 days	5 years 11 months 23 days
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	0.00%	108.00%	108.00%	83.00%	94.00%
Weighted-average fair value of stock options granted	$ 0.00	$ 0.45	$ 0.44	$ 3.06	$ 2.89